Deferred Tax (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	₨ 2,445,505	₨ 2,553,559
Temporary differences [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	276,775	282,544
Unabsorbed depreciation [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	2,168,730	2,271,015
Subsidiaries [Member] | Temporary differences [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	1,070,405	1,091,546
Subsidiaries [Member] | Unused tax losses [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	5,588,021	6,220,212
Subsidiaries [Member] | Unabsorbed depreciation [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	₨ 2,771,805	₨ 2,572,004